INTANGIBLE ASSETS, NET	12 Months Ended
Dec. 31, 2014
INTANGIBLE ASSETS, NET [Abstract]
INTANGIBLE ASSETS, NET
6.	INTANGIBLE ASSETS, NET

The intangible assets were acquired in 2010 through the business acquisition, and amortization expense was $2,852,325 and $1,986,621 for the years ended December 31, 2012 and 2013, respectively. Such intangible assets were fully amortized as at December 31, 2013.